Note 8 - Marketable Securities - Schedule of Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance, marketable securities	$ 2,358
Additions	(0)	$ 1,300
Sale of marketable securities	(670)	(481)
Balance, marketable securities	7,783	2,358
Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Balance, marketable securities	2,358	1,166
Additions	250	1,300
Sale of marketable securities	(670)	(481)
Realized loss on disposition	58	(60)
Unrealized net gain	5,787	433
Balance, marketable securities	$ 7,783	$ 2,358